COMMITMENTS	12 Months Ended
Dec. 31, 2023
COMMITMENTS
COMMITMENTS

21.  COMMITMENTS

Letters of credit

As at December 31, 2023, GFL had letters of credit totaling approximately $236.1 million outstanding ($233.0 million as at December 31, 2022), which are not recognized in the Annual Financial Statements. Interest expense in connection with these letters of credit was $5.1 million for the year ended December 31, 2023 ($5.0 million for the year ended December 31, 2022).

Performance bonds

As at December 31, 2023, GFL had issued performance bonds totaling $1,681.7 million ($1,560.7 million as at December 31, 2022).